Income Tax Expense (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Components of Income Tax Expense Benefit Abstract
Current tax expense	₨ 246,142.4	$ 2,623.3	₨ 199,251.5	₨ 140,308.9
Deferred tax expense/ (benefit)	(24,426.2)	(260.3)	(15,613.6)	(57,133.2)
Interest on income tax refund	(9,784.7)	(104.3)	(8,623.0)	(5,348.6)
Income tax expense	₨ 211,931.5	$ 2,258.7	₨ 175,014.9	₨ 77,827.1